Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund
TOUCHSTONE EMERGING GROWTH FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Emerging Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Emerging Growth Fund		Class A	Class C		Class Y	Institutional
Management Fees		0.90%	0.90%		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%		none	none
Other Expenses		1.54%	0.95%	[1]	0.76%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	2.70%	2.86%		1.67%	1.29%
Fee Waivers and/or Expense Reimbursement	[3]	(1.30%)	(0.71%)		(0.52%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.40%	2.15%		1.15%	1.00%
[1]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively.This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Emerging Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	709	318	117	102
Expense Example, with Redemption, 3 Years	1,160	768	438	359
Expense Example, with Redemption, 5 Years	1,730	1,398	822	659
Expense Example, with Redemption, 10 Years	3,273	3,095	1,900	1,512

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Emerging Growth Fund Class C	218	768	1,398	3,095

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 172.76% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in equity securities of "emerging growth companies", as defined below. Equity securities primarily includes common stocks. Although the Fund may invest in emerging growth companies of any size, the Fund emphasizes small- and mid-cap companies in its portfolio. For purposes of this Fund, small- and mid-cap companies include companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.
It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-advisor, considers an "emerging growth company" to be a company that exhibits high quality, growth characteristics. Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that Copper
Rock believes exhibit the potential for strong and sustainable revenue and earnings growth, strong financial and competitive positions, and are led by strong management teams. Copper Rock sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, or when there is deterioration in a company's fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid-Cap Risk: The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small-Cap Risk: The Fund at times may be primarily invested in small-capitalization companies. The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than  stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Growth Investing Risk: Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Russell 2500™ Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI.
Past performance (before and after taxes) does not necessarily indicate how the
Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Emerging Growth Fund -- Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Fourth Quarter 2010 +19.83% Fourth Quarter 2008 -25.77% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 13.94%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k), or other tax-deferred account. After-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares and Class A shares began operations on July 29, 2005, and
Class Y shares began operations on December 9, 2005. Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to December 9, 2005. The Class Y shares performance for this period has been restated to exclude the maximum applicable sales charge for
Class A shares.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Emerging Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(9.60%)	(1.98%)	0.85%	Jul. 29, 2005
Class Y	Class Y Return Before Taxes	(3.98%)	(0.57%)	2.02%	Jul. 29, 2005
Institutional	Institutional Return Before Taxes	(3.76%)	(0.37%)	2.23%	Jul. 29, 2005
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	(3.76%)	(0.73%)	1.95%	Jul. 29, 2005
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(2.44%)	(0.44%)	1.81%	Jul. 29, 2005
Russell 2500™ Growth Index	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	(1.57%)	2.89%	4.45%	Jul. 29, 2005

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.